Quarterly Financial Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Results

	2014
(in millions, except per share amounts)	First	Second	Third	Fourth
Revenues	$2,640	$2,837	$2,792	$2,883
Expenses	2,355	2,455	2,439	2,465
Operating profit	$285	$382	$353	$418
Net (loss) income	$(165)	$23	$(188)	$65
Net (loss) income attributable to First Data Corporation	(201)	(34)	(235)	12
Net (loss) income per share, basic and diluted	(201,000)	(34,000)	(235,000)	12,000

	2013
(in millions, except per share amounts)	First	Second	Third	Fourth
Revenues	$2,591	$2,709	$2,712	$2,797
Expenses	2,400	2,438	2,408	2,439
Operating profit	$191	$271	$304	$358
Net loss	$(339)	$(193)	$(177)	$(66)
Net (loss) income attributable to First Data Corporation	(378)	(237)	(216)	(121)
Net (loss) income per share, basic and diluted	(378,000)	(237,000)	(216,000)	(121,000)